Net profit per share - Schedule of Computation of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to FinVolution Group's ordinary shareholders	¥ 1,972,700,000	$ 302,328	¥ 2,372,850,000	¥ 2,469,074,000
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,477,162,991	1,477,162,991	1,525,814,189	1,498,780,165
Net profit per share attributable to FinVolution Group's ordinary shareholders - basic | (per share)	¥ 1.34	$ 0.20	¥ 1.56	¥ 1.65
Net profit attributable to FinVolution Group's ordinary shareholders | ¥	¥ 1,972,700,000		¥ 2,372,850,000	¥ 2,469,074,000
Weighted average number of ordinary shares outstanding - diluted	1,491,325,420	1,491,325,420	1,552,423,060	1,599,592,231
Net profit per share attributable to FinVolution Group's ordinary shareholders - diluted | ¥	¥ 1,320		¥ 1,530	¥ 1,540
Employee Stock Option [Member]
Denominator:
Ordinary shares issuable using treasury stock method	9,801,862	9,801,862	23,831,652	98,670,254
Restricted Stock Units (RSUs) [Member]
Denominator:
Ordinary shares issuable using treasury stock method	4,360,567	4,360,567	2,777,219	2,141,812